SYSTEM COMPONENTS, OTHER PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	$ 6,418		$ 5,362
System Components [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	1,707		1,273
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	3,959		3,700
Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	208		211
Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	226		135
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	318		43
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,311		10,029
Purchases	5,814		2,387
Transfer to Leased systems	(2,092)
Reductions	(3,006)		(1,105)
Ending balance	12,027		11,311
Gross carrying amount [member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,273	[1]	1,220
Purchases	3,112		2,336
Transfer to Leased systems	(2,092)		(1,905)
Reductions	(586)		(378)
Ending balance	1,707	[2]	1,273	[1]
Gross carrying amount [member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,494		7,227
Purchases	2,092
Transfer to Leased systems			1,994
Reductions	(2,405)	[3]	(727)	[4]
Ending balance	8,181		8,494
Gross carrying amount [member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,217		1,276
Purchases	80		30
Transfer to Leased systems			(89)
Reductions
Ending balance	1,297		1,217
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	225		225
Purchases	223
Transfer to Leased systems
Reductions
Ending balance	448		225
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	102		81
Purchases	307		21
Transfer to Leased systems
Reductions	(15)
Ending balance	394		102
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,949		5,166
Additions			1,073
Purchases	1,358
Reductions	(1,698)		(290)
Ending balance	5,609		5,949
Accumulated depreciation [Member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Purchases
Reductions
Ending balance
Accumulated depreciation [Member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,794		4,109
Additions			975
Purchases	1,111
Reductions	(1,683)		(290)
Ending balance	4,222		4,794
Accumulated depreciation [Member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,006		926
Additions			80
Purchases	83
Reductions
Ending balance	1,089		1,006
Accumulated depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	90		76
Additions			14
Purchases	132
Reductions
Ending balance	222		90
Accumulated depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	59		55
Additions			4
Purchases	32
Reductions	(15)
Ending balance	$ 76		$ 59

[1]	Includes impairment provision of $607
[2]	Includes impairment provision of $464
[3]	Derived mainly from returned systems as well as sale of leased systems.
[4]	Derived mainly from returned systems as well as sale of leased systems.